Pension and Other Employee Obligations - Summary of Employee Benefits Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of employee benefit expenses [Line Items]
Salaries and bonus	$ 756,305	$ 690,643	$ 608,064
Employee benefit plans: Defined contribution plan	19,195	16,916	15,296
Employee benefit plans: Defined benefit plan	4,149	3,518	4,339
Share-based compensation expense (Refer Note 24)	51,683	49,733	44,165
Employee benefit costs	831,332	760,810	671,864
Cost of revenue [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense (Refer Note 24)	10,049	8,057	5,155
Employee benefit costs	627,942	578,262	503,748
Selling and marketing expenses [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense (Refer Note 24)	7,044	6,411	4,948
Employee benefit costs	62,099	51,665	46,614
General and administrative expenses [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense (Refer Note 24)	34,590	35,265	34,062
Employee benefit costs	$ 141,291	$ 130,883	$ 121,502